Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,951,395	1,731,391